SAAT MODERATE STRATEGY FUND (First Prospectus Summary) | SAAT MODERATE STRATEGY FUND
Fund Summary
Investment Goal
Capital appreciation, while managing the risk of loss.

Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		SAAT MODERATE STRATEGY FUND CLASS A
Management Fees		0.10%
Distribution (12b-1) Fees		none
Other Expenses		0.27%
Acquired Fund Fees and Expenses (AFFE)		0.77%
Total Annual Fund Operating Expenses	[1]	1.14%
[1]	Because the Fund incurred AFFE during the most recent fiscal year, the operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial statements (or the "Financial Highlights" section in the prospectus) because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in underlying funds.

EXAMPLE
This Example is intended to help you compare the cost of investing in the
Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Expense Example, By Year, Column Name	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
SAAT MODERATE STRATEGY FUND CLASS A
Class A Shares
		116	362	628	1,386

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 79%
of the average value of its portfolio.

Principal Investment Strategies
The Moderate Strategy Fund invests in Underlying SEI Funds. The Underlying SEI
Funds invest, in turn, in securities in specific asset classes. Each of the
Underlying SEI Funds is managed by one or more Sub-Advisers under the supervision of SIMC.

The Fund's assets will be invested in one or more Underlying SEI Funds that invest primarily in U.S. and/or foreign common stocks and/or U.S. short-term investment grade fixed income securities, including mortgage-backed, asset-backed and inflation-sensitive securities, as well as obligations issued or guaranteed by the U.S. Government. The Fund will invest to a lesser extent in
Underlying SEI Funds that invest primarily in U.S. and/or foreign non-investment grade fixed income securities and securities of real estate companies. SIMC manages the Fund by allocating Fund assets among a variety of Underlying SEI
Funds within the following percentage ranges:

                                                     Investment Range
Fund/Asset Class                             (Percentage of the Fund's Assets)
U.S. Equity                                                             0-50%
SIMT Large Cap Fund
SIMT Large Cap Growth Fund
SIMT Large Cap Value Fund
SIMT U.S. Managed Volatility Fund
SIMT Global Managed Volatility Fund
SIMT Small Cap Fund
SIMT Small Cap Growth Fund
SIMT Small Cap Value Fund

International Equity                                                    0-25%
SIT Emerging Markets Equity Fund
SIT International Equity Fund

Real Estate                                                             0-25%
SIMT Real Estate Fund

Investment Grade Bonds & Money Market                                 20-100%
SDIT Ultra Short Duration Bond Fund
SDIT Short-Duration Government Fund
SDIT Intermediate-Duration Government Fund
SIMT Core Fixed Income Fund
SIMT Enhanced Income Fund
SIMT U.S. Fixed Income Fund
SIMT Real Return Fund
SLAT Prime Obligation Fund

Non-Investment Grade Bonds                                              0-35%
SIT Emerging Markets Debt Fund
SIMT High Yield Bond Fund

Principal Risks
Asset Allocation Risk -- The risk that SIMC's decisions regarding asset classes and Underlying SEI Funds will not anticipate market trends successfully.

Below Investment Grade Securities Risk -- Fixed income securities rated below investment grade (junk bonds) involve greater risks of default or downgrade and are more volatile than investment grade securities.

Derivatives Risk -- An Underlying SEI Fund's use of futures, forward contracts, options and swaps is subject to market risk, leverage risk, correlation risk and liquidity risk. Market risk is the risk that the market value of an investment may move up and down, sometimes rapidly and unpredictably. Leverage risk is the risk that a small percentage of assets invested in a derivative can have a disproportionately larger impact on the Underlying SEI Fund. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Liquidity risk is the risk that the derivative may be difficult or impossible to sell at the time and the price that the Underlying SEI Fund would like, which may cause the Underlying SEI Fund to have to lower the selling price, sell other securities instead or forego an investment opportunity. An Underlying SEI Fund's use of swaps and over-the-counter forward contracts and options is also subject to credit risk and valuation risk. Credit risk is the risk that the counterparty to a derivatives contract will default or otherwise become unable to honor its financial obligation to the Underlying SEI Fund under the contract. Valuation risk is the risk that the derivative may be difficult to value and/or valued incorrectly. Each of the above risks could cause an Underlying SEI Fund to lose more than the principal amount invested in a derivative instrument.

Equity Market Risk -- The risk that prices of stocks purchased by the Underlying
SEI Funds will fall over short or extended periods of time.

Fixed Income Market Risk -- The prices of an Underlying SEI Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies.

Foreign Investment/Emerging Markets Risk -- The risk that non-U.S. securities in which the Underlying SEI Funds may invest may be subject to additional risks due to, among other things, political, social and economic developments abroad, currency movements, and different legal, regulatory and tax environments. These additional risks may be heightened with respect to emerging market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries.

Real Estate Industry Risk -- The risk that securities of companies principally engaged in the real estate industry may be subject to the risks associated with the direct ownership of real estate, including fluctuations in the value of underlying properties and defaults by borrowers or tenants.

Short Sales Risk -- Short sales entered into by the Underlying SEI Funds expose the Fund to the risk that an Underlying SEI Fund will be required to buy a security sold short (also known as "covering" the short position) at a time when the security has appreciated in value, thus resulting in a loss to the
Underlying SEI Fund and, therefore, the Fund. Reinvesting proceeds received from short selling may create leverage which can amplify the effects of market volatility on the Underlying SEI Fund's and, therefore, the Fund's share prices.

Small and Medium Capitalization Risk -- Smaller and medium capitalization companies in which an Underlying SEI Fund invests may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, small and medium capitalization companies may have limited product lines, markets and financial resources and may depend upon a relatively small management group. Therefore, small and medium capitalization stocks may be more volatile than those of larger companies.

U.S. Government Securities Risk -- Although U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S.
Government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

Underlying Funds Risk -- The value of an investment in the Fund is based primarily on the performance of the Underlying SEI Funds and the allocation of the Fund's assets among them.

Loss of money is a risk of investing in the Fund.

Performance Information
The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for 1 and 5 years, and since the Fund's inception, compared with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. For current performance information, please call 1-800-DIAL-SEI.

Best Quarter: 11.95% (06/30/09)

Worst Quarter: -17.19% (12/31/08)

The Fund's Class A total return from January 1, 2011 to June 30, 2011 was 4.40%.

Average Annual Total Returns (for the periods ended December 31, 2010)
This table compares the Fund's average annual total returns for Class A Shares to those of a broad-based index and three additional indices: the S&P 500 Index, the Morgan Stanley Capital International (MSCI) EAFE Index and the BofA Merrill
Lynch 3-Month U.S. Treasury Bill Index. The S&P 500 Index, the MSCI EAFE Index
and the BofA Merrill Lynch 3-Month U.S. Treasury Bill Index, in conjunction with the broad-based index, are used to track the broad range of allocations the Fund makes to the Underlying SEI Funds, while each index individually only tracks one specific allocation of the Fund. The foregoing indices, when considered together, may provide investors with a useful comparison of the Fund's overall performance.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k)
plans or individual retirement accounts.

Average Annual Total Returns SAAT MODERATE STRATEGY FUND	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
CLASS A	Class A Return Before Taxes	9.68%	2.04%	4.22%	Nov. 17, 2003
CLASS A After Taxes on Distributions	Class A Return After Taxes on Distributions	8.48%	0.60%	2.93%	Nov. 17, 2003
CLASS A After Taxes on Distributions and Sales	Class A Return After Taxes on Distributions and Sale of Fund Shares	6.33%	0.98%	2.94%	Nov. 17, 2003
S&P 500 Index Return	S&P 500 Index Return (reflects no deduction for fees, expenses or taxes)	15.06%	2.29%	4.56%	Nov. 17, 2003	[1]
Morgan Stanley Capital International EAFE Index Return	Morgan Stanley Capital International (MSCI) EAFE Index Return (reflects no deduction for fees, expenses or taxes)	7.75%	2.46%	7.44%	Nov. 17, 2003	[1]
Barclays Capital U.S. Aggregate Bond Index Return	Barclays Capital U.S. Aggregate Bond Index Return (reflects no deduction for fees, expenses or taxes)	6.54%	5.80%	5.19%	Nov. 17, 2003	[1]
BofA Merrill Lynch 3-Month U.S. Treasury Bill Index Return	BofA Merrill Lynch 3-Month U.S. Treasury Bill Index Return (reflects no deduction for fees, expenses or taxes)	0.13%	2.43%	2.35%	Nov. 17, 2003	[1]
[1]	Index returns are shown from November 30, 2003.